Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

DCP Midstream Partners, LP, with its consolidated subsidiaries, or us, we or our, is engaged in the business of gathering, compressing, treating, processing, transporting, storing and selling natural gas; producing, fractionating, transporting, storing and selling NGLs and condensate; and transporting, storing and selling propane in wholesale markets.

We are a Delaware limited partnership that was formed in August 2005. We completed our initial public offering on December 7, 2005. Our partnership includes: our natural gas services segment (which includes our Northern Louisiana system; our Southern Oklahoma system; our 40% interest in Discovery Producer Services LLC, or Discovery; our Wyoming system; a 75% interest in Collbran Valley Gas Gathering, LLC, or Collbran or our Colorado system; our East Texas system (of which the remaining 49.9% was acquired in January 2012, and also includes the Crossroads system acquired in July 2012); our Michigan system; our Southeast Texas system (of which 33.33% and 66.67% were acquired in January 2011 and March 2012, respectively); our 80% interest in DCP SC Texas GP, or the Eagle Ford system (of which 33.33% and 46.67% were acquired in November 2012 and March 2013, respectively), the Goliad plant, and our wholly owned Eagle Plant, our NGL logistics segment (which includes the Seabreeze and Wilbreeze intrastate NGL pipelines, the Wattenberg and Black Lake interstate NGL pipelines, our 10% interest in the Texas Express intrastate NGL pipeline, the NGL storage facility in Michigan, the DJ Basin NGL fractionators and our minority ownership interests in the Mont Belvieu fractionators acquired in July 2012), and our wholesale propane logistics segment.

Our operations and activities are managed by our general partner, DCP Midstream GP, LP, which in turn is managed by its general partner, DCP Midstream GP, LLC, which we refer to as the General Partner, and is wholly-owned by DCP Midstream, LLC. DCP Midstream, LLC and its subsidiaries and affiliates, collectively referred to as DCP Midstream, LLC, is owned 50% by Spectra Energy Corp, or Spectra Energy, and 50% by Phillips 66. DCP Midstream, LLC directs our business operations through its ownership and control of the General Partner. DCP Midstream, LLC and its affiliates’ employees provide administrative support to us and operate most of our assets. DCP Midstream, LLC owns approximately 28% of us.

The consolidated financial statements include the accounts of the Partnership and all majority-owned subsidiaries where we have the ability to exercise control. Investments in greater than 20% owned affiliates that are not variable interest entities and where we do not have the ability to exercise control, and investments in less than 20% owned affiliates where we have the ability to exercise significant influence, are accounted for using the equity method. All intercompany balances and transactions have been eliminated.

Our predecessor operations consist of our initial 33.33% interest in Southeast Texas, which was acquired from DCP Midstream, LLC in January 2011, and the remaining 66.67% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business, which we acquired from DCP Midstream, LLC in March 2012, and an 80% interest in the Eagle Ford system, of which we acquired 33.33% and 46.67% in November 2012 and March 2013, respectively, from DCP Midstream, LLC. Prior to our acquisition of the remaining 66.67% interest in Southeast Texas, we accounted for our initial 33.33% interest as an unconsolidated affiliate using the equity method. Subsequent to the March 2012 transaction, we own 100% of Southeast Texas which we account for as a consolidated subsidiary. Prior to our acquisition of the additional 46.67% interest in the Eagle Ford system, we accounted for our initial 33.33% interest as an unconsolidated affiliate using the equity method. Subsequent to the March 2013 transaction, we own 80% of the Eagle Ford system which we account for as a consolidated subsidiary. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information, similar to the pooling method. Accordingly, our consolidated financial statements include the historical results of our 100% interest in Southeast Texas and the natural gas commodity derivatives associated with the storage business, and 80% interest in the Eagle Ford system for all periods presented. We recognize transfers of net assets between entities under common control at DCP Midstream, LLC’s basis in the net assets contributed. The amount of the purchase price in excess or in deficit of DCP Midstream, LLC’s basis in the net assets is recognized as a reduction or an addition to limited partners’ equity. The financial statements of our predecessor have been prepared from the separate records maintained by DCP Midstream, LLC and may not necessarily be indicative of the conditions that would have existed or the results of operations if our predecessor had been operated as an unaffiliated entity. In addition, the results of operations for acquisitions accounted for as business combinations have been included in the consolidated financial statements since their respective acquisition dates.

These consolidated financial statements include the accounts of the Eagle Ford system and, prior to November 2, 2012, the operations, assets and liabilities contributed to the Eagle Ford system by DCP Midstream, LLC in a drop-down transaction. Certain assets and liabilities presented with the December 31, 2011 balance sheet of the Eagle Ford system were excluded from the November 2, 2012 drop-down transaction, and as such are not included in the 2012 results of the Eagle Ford system. These excluded assets and liabilities are defined within the Contribution Agreement and include (1) property, plant and equipment of $171 million; (2) other long-term assets of $2 million; (3) accounts payable trade of $6 million; (4) accrued capital expenditures of $49 million; (5) accrued liabilities and other of $2 million and (6) other long-term liabilities of $1 million, and result in a net equity impact of $115 million.